Label	Element	Value
FundX Tactical Upgrader Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Tactical Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Tactical Upgrader Fund (“Tactical Fund”) seeks long-term capital appreciation with less volatility than the broad equity market;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital preservation is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund’s performance.  The use of options contracts to hedge the portfolio may result in a high turnover rate, in excess of 300% in a given year.  During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 524% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	524.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Tactical Fund is a fund-of-funds and as such invests in no‑load and load waived mutual funds, and ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and bonds.

Because markets change, the Advisor actively manages the Fund’s equity portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in sync with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in sync with current market leadership or if a new Underlying Fund is judged to be more attractive than a current holding.

Under normal market conditions, the Tactical Fund will have substantial holdings in Core Equity Underlying Funds and/or Total Return Underlying Funds.  Core Equity Underlying Funds generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  These positions allow the Tactical Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  Total Return Underlying Funds employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches.  Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into five risk/return categories:
▪ Sector Equity Underlying Funds
▪ Aggressive Equity Underlying Funds
▪ Core Equity Underlying Funds
▪ Total Return Underlying Funds
▪ Bond Underlying Funds

To a lesser extent the Tactical Fund may also invest a portion of its assets in Sector and Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes.  Sector and Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may hold the potential for higher reward.  Sector and Aggressive Equity Underlying Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Tactical Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.  The Tactical Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

Hedging The level of the portfolio’s hedge will vary depending on the Advisor’s perception of the market’s level of risk
To manage the risk inherent in equity-based mutual funds, the Tactical Fund may attempt to buffer its stock market exposure with a variety of hedging techniques, such as raising cash and using options.  Such options strategies may include selling covered call or put options and/or buying put options or put spreads or call options or call spreads.  The level at which the portfolio is hedged will vary depending on the Advisor’s perception of the market’s level of risk at any given time.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Tactical Fund entails risk.  The Tactical Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Tactical Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Fund, including the Advisor’s success at implementing hedging techniques to lower portfolio volatility.

•
Foreign Securities Risk – The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

•
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.  There is the possibility of heightened volatility, reduced liquidity and valuation difficulties that may impact fixed income markets.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – The Tactical Fund’s Upgrading strategy, and in particular, the hedging strategy employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Fund to incur higher transaction costs than would be the case if the Tactical Fund had lower portfolio turnover.

•
Upgrading Strategy Risk – The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests.  Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
Options Risk – Selling call options can reduce the risk of owing equity funds or ETFs, but it limits the opportunity to profit from a rise in the stock market in exchange for the cash received for selling the call option.  The Fund also risks losing all or part of the cash paid for purchasing put options.  The effectiveness of the Fund’s options-based risk management strategy may be lessened if the Underlying Funds held do not correlate to the performance of the indexes or ETFs underlying its option positions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Fund’s average annual total returns for the 1‑year, 5-year, and 10-year periods compare with a broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Fund has selected the MSCI All Country World Index (“MSCI ACWI Index”) as its primary benchmark because the Advisor believes that the MSCI ACWI Index is a more appropriate comparison given the Tactical Fund’s holdings of certain global or international Underlying Funds.  The Tactical Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.  Updated performance is available on the Tactical Fund’s website at www.fundxfunds.com.

Effective at the close of business on August 1, 2014, the Tactical Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Tactical Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Tactical Fund has selected the MSCI All Country World Index (“MSCI ACWI Index”) as its primary benchmark because the Advisor believes that the MSCI ACWI Index is a more appropriate comparison given the Tactical Fund’s holdings of certain global or international Underlying Funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundxfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Tactical Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Tactical Upgrader Fund - TACTX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2009	6.34%
Worst Quarter	Q3 2015	-6.70%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.70%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Morningstar Global Market Large-Mid Cap Index has replaced the MSCI ACWI Index as the Fund’s primary benchmark. The Advisor believes that the new index is more appropriate given the Fund’s holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2018
FundX Tactical Upgrader Fund | Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.43%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.71%	[1]
FundX Tactical Upgrader Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.46%
FundX Tactical Upgrader Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.12%
FundX Tactical Upgrader Fund | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.63%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,923
Annual Return 2009	rr_AnnualReturn2009	2.86%
Annual Return 2010	rr_AnnualReturn2010	7.83%
Annual Return 2011	rr_AnnualReturn2011	3.98%
Annual Return 2012	rr_AnnualReturn2012	2.66%
Annual Return 2013	rr_AnnualReturn2013	8.55%
Annual Return 2014	rr_AnnualReturn2014	0.53%
Annual Return 2015	rr_AnnualReturn2015	2.17%
Annual Return 2016	rr_AnnualReturn2016	7.79%
Annual Return 2017	rr_AnnualReturn2017	8.15%
Annual Return 2018	rr_AnnualReturn2018	7.47%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.16%
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.12%

[1]	The Morningstar Global Market Large-Mid Cap Index has replaced the MSCI ACWI Index as the Fund's primary benchmark. The Advisor believes that the new index is more appropriate given the Fund's holdings.
[2]	FundX Investment Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Upgrader Fund to 1.35% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until January 31, 2020. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2020, by the Trust's Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.
[3]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Additionally, U.S. Bank Global Fund Services rebates a portion of fees from certain Underlying Funds for processing transactions. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.60%.